Basis of Measurement (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Basis of Measurement [Line Items]
Period for determination of value in use	5 years
Number of components in discount rate	3
Warrant and earn out (in Brazil Real)	R$ 35,448	R$ 30,753
Applicable tax rate	34.00%	34.00%	34.00%
Amount of unrecognized tax losses or tax credits (in Brazil Real)	R$ 0
Number of reportable segments	1
Percentage of entity's revenue	10.00%
Short term fund balance (in Brazil Real)	R$ 220,781	R$ 132,072
Companies under the deemed income system
Basis of Measurement [Line Items]
Applicable tax rate	15.00%
Percentage of surcharge applied to income tax taxable income in excess of R$ 240	10.00%
Percentage of surcharge applied to social contribution	9.00%
Percentage of gross revenue	32.00%
Companies under the taxable income system
Basis of Measurement [Line Items]
Applicable tax rate	15.00%
Percentage of surcharge applied to income tax taxable income in excess of R$ 240	10.00%
Percentage of surcharge applied to social contribution	9.00%
Maximum taxable income tax loss carry forward and negative basis of social contribution	30.00%
Possible
Basis of Measurement [Line Items]
Percentage of impairment in the variables	25.00%
Remote
Basis of Measurement [Line Items]
Percentage of impairment in the variables	50.00%
Minimum [Member]
Basis of Measurement [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	7.08%
Maximum [Member]
Basis of Measurement [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	8.50%